Related Party Transactions - Balance Sheet Information (Details) - Subsidiary of Common Parent - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities [Abstract]
Total due to related parties	$ 14,826	$ 54,035
Demand deposits, noninterest bearing
Liabilities [Abstract]
Due to related parties	9,447	24,879
Demand deposits, interest bearing
Liabilities [Abstract]
Due to related parties	3,721	21,071
Money market
Liabilities [Abstract]
Due to related parties	308	449
Time deposits and accounts payable
Liabilities [Abstract]
Due to related parties	$ 1,350	$ 7,636